ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.1%
Alabama 2.3%
Health Care Auth. for Baptist Health, 5.00%, 11/15/09	1,600	1,630
Health Care Auth. for Baptist Health, 5.00%, 11/15/12	2,560	2,640
Jefferson County, Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (1)(2)	6,405	6,816
		11,086
Alaska 0.5%
Alaska HFC, Single Family, 5.35%, 12/1/07 (3)	1,580	1,588
Valdez Marine, Exxon Mobile, VRDN, 3.91%, 12/1/33	1,000	1,000
		2,588
Arizona 3.1%
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (1)	1,910	2,027
Arizona Transportation Board, Federal Highway, 5.00%, 7/1/10	3,190	3,300
Phoenix Civic Improvement Corp., Wastewater, 5.00%, 7/1/08	4,370	4,429
Salt River Agricultural Improvement & Power, 5.00%, 1/1/09	5,000	5,096
		14,852
California 4.9%
California, GO, 5.00%, 2/1/11	2,500	2,597
California, GO, 5.00%, 3/1/14	8,500	9,003
California, GO, 5.00%, 8/1/16	1,750	1,870
California Dept. of Water Resources, Power Supply
5.50%, 5/1/10	3,000	3,136
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	4,675	4,948
Golden State Tobacco Securitization Corp., 5.00%, 6/1/13	1,500	1,550
		23,104
Colorado 0.2%
Colorado HFA, Christian Living Communities, 5.25%, 1/1/13	1,015	1,039
		1,039
Connecticut 0.6%
Connecticut Special Tax Obligation, 5.375%, 10/1/12 (4)	2,500	2,652
		2,652
Delaware 0.3%
Delaware River Joint Toll Bridge Commission, 5.25%, 7/1/10	1,525	1,585
		1,585
District of Columbia 1.6%
District of Columbia, GO, 5.00%, 6/1/15 (4)	4,000	4,258
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/09 (2)(3)	3,340	3,442
		7,700
Florida 6.9%
Broward County, Port Fac., 5.375%, 9/1/10 (3)(5)	3,000	3,075
Florida Board of Ed., Public Ed., GO, 5.00%, 6/1/16	6,465	6,796
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.00%, 7/1/12 (6)	4,000	4,044
Florida Dept. of Natural Resources, Documentary Stamp Tax
6.00%, 7/1/09 (6)	5,000	5,216
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/07	500	502
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/09	285	291
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/10 (7)	1,000	1,035
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/11	1,000	1,031
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/11	1,000	1,031
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/12	600	621
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/15	1,250	1,300
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/16	800	830
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	2,650	2,712
South Miami HFA, Baptist Health, 5.00%, 8/15/14	4,000	4,194
		32,678
Georgia 2.0%
Atlanta Airport, 5.25%, 1/1/11 (3)(4)	2,675	2,786
Gainesville Redev. Auth., Riverside Military Academy
5.00%, 3/1/11	660	673
Main Street Natural Gas, Georgia Municipal Gas Auth.
5.00%, 3/15/11	6,000	6,205
		9,664
Hawaii 0.4%
Honolulu, GO, 5.00%, 7/1/10 (5)	2,000	2,069
		2,069
Illinois 2.9%
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/14 (2)	4,250	4,547
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/15 (2)	5,720	6,156
Illinois, GO, 5.50%, 8/1/16 (5)	1,650	1,772
Illinois HFA, Northwestern Memorial Hosp.
VRDN, 3.90%, 8/15/38	600	600
Southwestern Dev. Auth., Anderson Hosp., 5.50%, 8/15/07	535	537
		13,612
Indiana 0.4%
Indiana HFFA, Ascension Health, 5.00%, 5/1/13	1,650	1,727
		1,727
Kansas 2.5%
Kansas DOT, 5.40%, 3/1/08 (7)	3,015	3,053
Kansas DOT, 5.50%, 9/1/08 (7)	795	812
Kansas DOT, 5.50%, 9/1/08	3,205	3,274
Kansas DOT, 5.75%, 9/1/18 (Prerefunded 9/1/09) (1)	4,730	4,930
		12,069
Maryland 6.0%
Anne Arundel County, GO, 5.00%, 3/1/12	4,750	4,995
Maryland, State & Local Fac., GO, 5.50%, 8/1/08	1,325	1,352
Maryland DOT, 5.50%, 2/1/09	3,300	3,394
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
4.75%, 12/1/11	1,500	1,502
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	750	762
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	400	406
Maryland HHEFA, Ingleside at King Farm Presbyterian
Community, 5.00%, 1/1/17	700	703
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/16	1,200	1,265
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30
(Prerefunded 7/1/10) (1)	6,000	6,556
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., Solid Waste, 5.50%, 4/1/11 (3)(6)	6,000	6,311
Northeast Maryland Waste Disposal Auth., IDRB
Waste Management, 4.75%, 1/1/12 (3)	1,000	1,007
		28,253
Massachusetts 2.0%
Massachusetts, 5.00%, 12/15/13 (4)	5,000	5,300
Massachusetts, GO, 5.00%, 11/1/10	4,000	4,146
		9,446
Michigan 0.7%
Wayne County Charter Airport, 5.25%, 12/1/11 (3)(5)	3,000	3,079
		3,079
Minnesota 1.6%
Maple Grove, North Memorial Health Care, 5.00%, 5/1/16	1,000	1,039
Minneapolis, Convention Center, GO, 5.00%, 12/1/10	3,000	3,121
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/10 (2)(3)	3,305	3,433
		7,593
Missouri 1.7%
Missouri Highway & Transportation Commission
5.00%, 5/1/13	2,500	2,647
Univ. of Missouri, VRDN, 3.87%, 11/1/30	5,200	5,200
		7,847
Nevada 4.4%
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (5)	2,500	2,532
Clark County School Dist., GO, 5.00%, 6/15/13 (4)	12,340	13,037
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (3)	2,300	2,408
Reno, Renown Regulation Medical Center, 5.00%, 6/1/11	550	565
Reno, Renown Regulation Medical Center, 5.00%, 6/1/14	1,000	1,038
Reno, Renown Regulation Medical Center, 5.00%, 6/1/16	1,085	1,125
		20,705
New Hampshire 0.2%
New Hampshire HEFA, Elliot Hosp., 4.25%, 10/1/08	1,175	1,173
		1,173
New Jersey 4.9%
City of Bayonne, GO, BAN, 5.00%, 10/26/07	1,500	1,506
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/14	2,000	2,141
New Jersey Transportation Trust Fund Auth., 5.00%, 6/15/16
(Prerefunded 6/15/09) (1)(4)	10,085	10,330
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (5)	5,000	5,177
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (7)	2,350	2,516
Tobacco Settlement Fin. Corp., 5.00%, 6/1/16	1,625	1,679
		23,349
New Mexico 0.4%
New Mexico Ed. Assistance Foundation, 5.50%, 11/1/10 (3)	1,750	1,751
		1,751
New York 17.4%
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/12)	5,275	5,571
Dormitory Auth. of the State of New York, Mental Health
5.00%, 2/15/11	3,710	3,848
Dormitory Auth. of the State of New York, Mental Health
5.00%, 2/15/19 (2)	5,000	5,281
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.00%, 7/1/11	1,270	1,278
Long Island Power Auth., 5.00%, 9/1/12 (5)	5,000	5,263
New York City, GO, 5.00%, 1/1/11	2,035	2,108
New York City, GO, 5.00%, 8/1/16	5,600	5,901
New York City, GO, 5.25%, 8/1/10	4,245	4,417
New York City, GO, 5.25%, 8/1/11	1,200	1,260
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,055
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	3,000	3,194
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (3)	4,425	4,588
New York City Transitional Fin. Auth., 5.00%, 2/1/10	4,850	4,996
New York City Transitional Fin. Auth., 5.00%, 11/1/11	6,000	6,283
New York City Transitional Fin. Auth., 5.00%, 11/1/14	5,000	5,341
New York State Thruway Auth., Highway & Bridge
5.25%, 4/1/10 (5)	5,000	5,194
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)	3,820	3,900
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.50%, 1/1/17	3,715	3,907
Tobacco Settlement Fin. Corp., 5.00%, 6/1/08	2,100	2,123
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	2,530	2,564
TSASC, Tobacco Settlement, 5.75%, 7/15/32
(Prerefunded 7/15/12) (1)	4,125	4,470
		82,542
North Carolina 1.2%
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/11	2,635	2,760
North Carolina Eastern Municipal Power Agency, 7.00%, 1/1/08	2,760	2,807
		5,567
North Dakota 0.4%
Ward County, Trinity Health, 5.00%, 7/1/12	1,860	1,915
		1,915
Ohio 0.4%
Ohio, Higher Ed., GO, 5.00%, 2/1/12	1,785	1,871
		1,871
Oregon 1.1%
Portland Sewer, 5.00%, 6/1/10 (4)	5,155	5,329
		5,329
Pennsylvania 2.1%
Pennsylvania, GO, 5.25%, 2/1/12 (5)	5,250	5,563
Pennsylvania, GO, 6.00%, 7/1/09	4,375	4,568
		10,131
Puerto Rico 3.0%
Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	2,550	2,591
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/26
(Tender 7/1/10) (4)	2,500	2,585
Puerto Rico Public Fin. Corp., 5.25%, 8/1/31
(Tender 2/1/12) (2)	8,350	8,805
		13,981
South Carolina 4.0%
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/09 (Prerefunded 10/1/08) (1)(5)	3,000	3,079
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/30 (Prerefunded 10/1/09) (1)(5)	15,000	15,711
		18,790
Tennessee 2.5%
Clarksville Public Building Auth., GO, VRDN, 3.90%, 1/1/33	1,300	1,300
Tennessee Energy Acquisition, Goldman Sachs, 5.00%, 9/1/12	10,000	10,434
		11,734
Texas 7.3%
Dallas/Fort Worth Airport, 5.625%, 11/1/12 (2)(3)	5,000	5,295
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(3)	3,500	3,659
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.50%, 2/15/11	2,140	2,248
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.50%, 2/15/12 (Prerefunded 8/15/11) (1)	2,000	2,122
San Antonio, 5.00%, 8/1/10 (7)	105	108
San Antonio, GO, 5.00%, 8/1/10	5,745	5,942
San Antonio Electric & Gas, 5.00%, 2/1/15	2,500	2,660
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health
Resources, 5.00%, 2/15/14	2,000	2,093
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health
Resources, 5.00%, 2/15/15	2,000	2,099
Texas Municipal Gas Acquisition & Supply, Merrill Lynch
5.00%, 12/15/13	3,800	3,981
Univ. of Texas, Board of Regents, 5.00%, 8/15/10	4,475	4,628
		34,835
Virginia 8.2%
Arlington County IDA, Alexandria/Arlington Solid Waste
5.25%, 1/1/09 (3)(4)	3,280	3,343
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/09	3,200	3,301
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/12
(Prerefunded 7/1/11) (1)	3,760	4,014
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (3)	750	756
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (3)	750	804
Fairfax County Economic Dev. Auth., Joint Public Complex
5.00%, 5/15/08	1,990	2,014
Hampton, Public Improvement, 5.75%, 2/1/16
(Prerefunded 2/1/10) (1)	1,960	2,090
Loudoun County, GO, 5.00%, 6/1/12	1,000	1,053
Newport News, GO, 5.25%, 7/1/12	2,500	2,660
Pocahontas Parkway Assoc., 5.25%, 8/15/08 (7)	1,000	1,018
Virginia Beach, GO, 5.40%, 7/15/08	2,000	2,037
Virginia Beach, Public Improvement, GO, 5.25%, 3/1/09	1,370	1,405
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,310	1,394
Virginia HDA, Single Family, 4.30%, 7/1/08 (5)	2,900	2,913
Virginia Port Auth., 5.50%, 7/1/12 (3)(4)	2,455	2,614
Virginia Public Building Auth., 5.00%, 8/1/09	2,730	2,799
Virginia Public School Auth., GO, 5.00%, 8/1/16	2,500	2,628
Virginia Public School Auth., GO, 5.25%, 8/1/10	1,000	1,043
Virginia Resources Auth., Clean Water Revolving Fund
5.00%, 10/1/13	1,160	1,232
		39,118
West Virginia 0.7%
West Virginia Commission of Highways, 5.00%, 9/1/10 (4)	3,265	3,382
		3,382
Wisconsin 0.3%
Wisconsin HEFA, Froedert & Community Health
5.50%, 10/1/08	1,250	1,275
		1,275

Total Municipal Securities (Cost $469,907)		470,091

Total Investments in Securities
99.1% of Net Assets (Cost $469,907)		$470,091

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Interest subject to alternative minimum tax
(4)	Insured by Financial Security Assurance Inc.
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by AMBAC Assurance Corp.
(7)	Escrowed to maturity
BAN	Bond Anticipation Note
DOT	Department of Transportation
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Short-Intermediate Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $469,726,000. Net unrealized gain aggregated $365,000 at period-end, of which $2,005,000 related to appreciated investments and $1,640,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007